Interim Condensed Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Net cash generated from operating activities	¥ 57,991	¥ 58,406
Net cash used in investing activities	(53,363)	(46,212)
Net cash used in financing activities	(3,314)	(1,538)
Net increase in cash and cash equivalents	1,314	10,656
Cash and cash equivalents at beginning of period	14,432	12,572
Effect of foreign exchange rate changes, net	(20)	252
Cash and cash equivalents at end of period	¥ 15,726	¥ 23,480